UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-21708

Name of Fund: Dow 30(SM) Premium & Dividend Income Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      Dow 30(SM) Premium & Dividend Income Fund Inc., 4 World Financial Center, 5th Floor New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (212) 449-8118

Date of fiscal year end: 12/31/05

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments

Dow 30(SM) Premium & Dividend Income Fund, Inc.
Schedule of Investments as of September 30, 2005

                                    Shares
Industry                              Held  Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 12.0%        166,108  Boeing Co.                                             $   11,287,039
                                   166,108  Honeywell International, Inc.                               6,229,050
                                   166,108  United Technologies Corp.                                   8,611,039
                                                                                                   --------------
                                                                                                       26,127,128
-----------------------------------------------------------------------------------------------------------------
Automobiles - 2.3%                 166,108  General Motors Corp.                                        5,084,566
-----------------------------------------------------------------------------------------------------------------
Beverages - 3.3%                   166,108  The Coca-Cola Co.                                           7,174,204
-----------------------------------------------------------------------------------------------------------------
Chemicals - 3.0%                   166,108  E.I. du Pont de Nemours & Co.                               6,506,450
-----------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 8.3%     166,108  Hewlett-Packard Co.                                         4,850,354
                                   166,108  International Business Machines Corp.                      13,325,184
                                                                                                   --------------
                                                                                                       18,175,538
-----------------------------------------------------------------------------------------------------------------
Consumer Finance - 4.4%            166,108  American Express Co.                                        9,541,243
-----------------------------------------------------------------------------------------------------------------
Diversified Financial              166,108  Citigroup, Inc.                                             7,561,236
Services - 6.1%                    166,108  JPMorgan Chase & Co.                                        5,636,044
                                                                                                   --------------
                                                                                                       13,197,280
-----------------------------------------------------------------------------------------------------------------
Diversified Telecommunication      166,108  SBC Communications, Inc.                                    3,981,609
Services - 4.3%                    166,108  Verizon Communications, Inc.                                5,430,070
                                                                                                   --------------
                                                                                                        9,411,679
-----------------------------------------------------------------------------------------------------------------
Food & Staples                     166,108  Wal-Mart Stores, Inc.                                       7,278,853
Retailing - 3.3%
-----------------------------------------------------------------------------------------------------------------
Hotels,                            166,108  McDonald's Corp.                                            5,562,957
Restaurants & Leisure - 2.6%
-----------------------------------------------------------------------------------------------------------------
Household Products - 4.5%          166,108  Procter & Gamble Co.                                        9,876,782
-----------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 8.2%    166,108  3M Co.                                                     12,185,683
                                   166,108  General Electric Co.                                        5,592,856
                                                                                                   --------------
                                                                                                       17,778,539
-----------------------------------------------------------------------------------------------------------------
Insurance - 4.7%                   166,108  American International Group, Inc.                         10,292,052
-----------------------------------------------------------------------------------------------------------------
Machinery - 4.5%                   166,108  Caterpillar, Inc.                                           9,758,845
-----------------------------------------------------------------------------------------------------------------
Media - 1.8%                       166,108  Walt Disney Co.                                             4,008,186
-----------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.9%             166,108  Alcoa, Inc.                                                 4,056,357
-----------------------------------------------------------------------------------------------------------------
Oil, Gas                           166,108  Exxon Mobil Corp.                                          10,554,502
& Consumable Fuels - 4.8%
-----------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.8%             166,108  Johnson & Johnson                                          10,511,314
                                   166,108  Merck & Co., Inc.                                           4,519,799
                                   166,108  Pfizer, Inc.                                                4,147,717
                                                                                                   --------------
                                                                                                       19,178,830
-----------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor     166,108  Intel Corp.                                                 4,094,562
Equipment - 1.9%
-----------------------------------------------------------------------------------------------------------------
Software - 2.0%                    166,108  Microsoft Corp.                                             4,273,959

-----------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.9%            166,108  Home Depot, Inc.                                            6,335,359
-----------------------------------------------------------------------------------------------------------------
Tobacco - 5.6%                     166,108  Altria Group, Inc.                                         12,243,821
-----------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks
                                            (Cost - $215,051,443) - 101.2%                            220,511,692
-----------------------------------------------------------------------------------------------------------------

                                      Face
                                    Amount  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------
Time Deposits - 0.2%             $ 512,972  State Street Bank & Trust Co., 3.20% due
                                            10/03/2005                                                    512,972
-----------------------------------------------------------------------------------------------------------------
                                            Total Short-Term Securities
                                            (Cost - $512,972) - 0.2%                                      512,972
-----------------------------------------------------------------------------------------------------------------
                                            Total Investments
                                            (Cost - $215,564,415) - 101.4%                            221,024,664
-----------------------------------------------------------------------------------------------------------------

Dow 30(SM) Premium & Dividend Income Fund, Inc.
Schedule of Investments as of September 30, 2005

                                 Number of
                                 Contracts  Options Written                                            Value
-----------------------------------------------------------------------------------------------------------------
Call Options Written                   800  3M Co., expiring October 2005 at USD 73.07,
                                                Broker Deutsche Bank AG London                     $     (123,656)
                                       800  Alcoa, Inc., expiring October 2005 at USD
                                                26.159, Broker JPMorgan Chase Bank                        (10,400)
                                       800  Altria Group, Inc., expiring October 2005 at
                                                USD 72.346, Broker  JPMorgan Chase Bank                  (223,200)
                                       800  American Express Co., expiring October 2005 at
                                                USD 57.57, Broker Banc of America                        (110,432)
                                       800  American International Group, Inc., expiring
                                                October 2005 at USD 59.96, Broker
                                                Deutsche Bank AG London                                  (201,960)
                                       800  Boeing Co., expiring October 2005 at USD
                                                63.14, Broker Deutsche Bank AG London                    (426,680)
                                       800  Caterpillar, Inc., expiring October 2005 at USD
                                                55.58, Broker JPMorgan Chase Bank                        (134,400)
                                       800  Citigroup, Inc., expiring October 2005 at USD
                                                45.632, Broker Banc of America                            (55,902)
                                       800  The Coca-Cola Co., expiring October 2005 at
                                                USD 43.33, Broker Deutsche Bank AG
                                                London                                                    (49,216)
                                       800  E.I. du Pont de Nemours & Co., expiring
                                                October 2005 at USD 39.35, Broker Banc of
                                                America                                                   (75,076)
                                       800  Exxon Mobil Corp., expiring October 2005 at
                                                USD 63.095, Broker UBS Warburg                           (126,720)
                                       800  General Electric Co., expiring October 2005 at
                                                USD 33.633, Broker JPMorgan Chase Bank                    (51,200)
                                       800  General Motors Corp., expiring October 2005
                                                at USD 30.734, Broker Banc of America                     (99,898)
                                       800  Hewlett-Packard Co., expiring October 2005 at
                                                USD 28.56, Broker Deutsche Bank AG
                                                London                                                    (89,816)
                                       800  Home Depot, Inc., expiring October 2005 at
                                                USD 39.1, Broker UBS Warburg                              (38,400)
                                       800  Honeywell International, Inc., expiring October
                                                2005 at USD 37.936, Broker JPMorgan Chase
                                                Bank                                                      (59,200)
                                       800  Intel Corp., expiring October 2005 at USD 24.72,
                                                Broker Deutsche Bank AG London                            (47,480)
                                       800  International Business Machines Corp., expiring
                                                October 2005 at USD 79.49, Broker
                                                Deutsche Bank AG  London                                 (169,728)
                                       800  JPMorgan Chase & Co., expiring October 2005
                                                at USD 34.88, Broker Deutsche Bank AG
                                                London                                                    (16,608)
                                       800  Johnson & Johnson, expiring October 2005 at
                                                USD 65.04, Broker Deutsche Bank AG
                                                London                                                    (32,136)
                                       800  McDonald's Corp., expiring October 2005 at
                                                USD 32.95, Broker Deutsche Bank London                   (106,752)
                                       800  Merck & Co., Inc., expiring October 2005 at
                                                USD 28.987, Broker UBS Warburg                             (2,960)
                                       800  Microsoft Corp., expiring October 2005 at USD
                                                26.57, Broker BNP Paribas                                  (8,000)

Dow 30(SM) Premium & Dividend Income Fund, Inc.
Schedule of Investments as of September 30, 2005

-----------------------------------------------------------------------------------------------------------------
                                 Number of
                                 Contracts  Options Written                                            Value
-----------------------------------------------------------------------------------------------------------------
Call Options Written                   800  Pfizer, Inc., expiring October 2005 at USD
                                                26.29, Broker Deutsche Bank AG London              $       (9,016)
                                       800  Procter & Gamble Co., expiring October 2005 at
                                                USD 55.57, Broker JPMorgan Chase Bank                    (319,200)
                                       800  SBC Communications, Inc., expiring October
                                                2005 at USD 23.93, Broker BNP Paribas                     (12,800)
                                       800  United Technologies Corp., expiring October
                                                2005 at USD 51.47, Broker Deutsche Bank AG
                                                London                                                    (82,848)
                                       800  Verizon Communications, Inc., expiring
                                                October 2005 at USD 32.855, Broker UBS
                                                Warburg                                                   (12,480)
                                       800  Wal-Mart Stores, Inc., expiring October 2005 at
                                                USD 45.147, Broker JPMorgan Chase Bank                    (16,000)
                                       800  Walt Disney Co., expiring October 2005 at USD
                                                23.46, Broker BNP Paribas                                 (71,200)
-----------------------------------------------------------------------------------------------------------------
                                            Total Options Written
                                            (Premiums Received - $2,255,172) - (1.2%)                  (2,783,364)
-----------------------------------------------------------------------------------------------------------------
                                            Total Investments, Net of Options Written
                                            (Cost - $213,309,243*) - 100.2%                           218,241,300

                                            Liabilities in Excess of Other Assets - (0.2%)               (380,194)
                                                                                                   --------------
                                            Net Assets - 100.0%                                    $  217,861,106
                                                                                                   ==============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 213,309,243
                                                                  =============
      Gross unrealized appreciation                               $  13,193,965
      Gross unrealized depreciation                                  (8,261,908)
                                                                  -------------
      Net unrealized appreciation                                 $   4,932,057
                                                                  =============

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dow 30(SM) Premium & Dividend Income Fund Inc.


By: /s/ Mitchell M. Cox
    -----------------------
    Mitchell M. Cox
    Chief Executive Officer
    Dow 30(SM) Premium & Dividend Income Fund Inc.

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    -----------------------
    Mitchell M. Cox
    Chief Executive Officer
    Dow 30(SM) Premium & Dividend Income Fund Inc.

Date: November 17, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Dow(SM) 30 Premium & Dividend Income Fund Inc.

Date: November 17, 2005